Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jul. 31, 2012	Jul. 31, 2011
Statement of Financial Position [Abstract]
Accounts receivable, net of allowances	$ 544	$ 539
Temporary equity par value for convertible preferred stock	$ 0.0001	$ 0.0001
Temporary equity shares authorized for convertible preferred stock	0	85,128,977
Temporary equity shares issued for convertible preferred stock	0	80,512,394
Temporary equity shares outstanding for convertible preferred stock	0	80,512,394
Convertible preferred stock, par value	$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized	5,000,000	0
Convertible preferred stock, shares issued	0	0
Convertible preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	150,000,000
Common stock, shares issued	45,737,770	11,038,704
Common stock, shares outstanding	45,737,770	11,038,704